UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-4413

Exact name of registrant as specified in charter:	Delaware Group Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Growth Opportunities Fund

March 31, 2008

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	9

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	30

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period October 1, 2007 to March 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Growth Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/07	3/31/08	Expense Ratio	10/1/07 to 3/31/08*
Actual Fund return
Class A	$1,000.00	$830.40	1.41%	$ 6.45
Class B	1,000.00	827.90	2.11%	9.64
Class C	1,000.00	827.70	2.11%	9.64
Class R	1,000.00	829.90	1.61%	7.37
Institutional Class	1,000.00	831.90	1.11%	5.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.95	1.41%	$ 7.11
Class B	1,000.00	1,014.45	2.11%	10.63
Class C	1,000.00	1,014.45	2.11%	10.63
Class R	1,000.00	1,016.95	1.61%	8.12
Institutional Class	1,000.00	1,019.45	1.11%	5.60

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Growth Opportunities Fund	As of March 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Common Stock	96.10%
Basic Industry/Capital Goods	13.61%
Business Services	4.48%
Consumer Non-Durables	12.78%
Consumer Services	7.13%
Energy	10.81%
Financials	6.33%
Health Care	15.37%
Technology	22.72%
Transportation	1.44%
Utilities	1.43%
Repurchase Agreement	3.51%
Securities Lending Collateral	25.41%
Total Value of Securities	125.02%
Obligation to Return Securities Lending Collateral	(25.41%)
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Urban Outfitters	2.81%
Microsemi	2.42%
Omniture	2.21%
National Oilwell Varco	2.07%
ANSYS	2.04%
Roper Industries	1.96%
Manitowoc	1.94%
Flowers Foods	1.88%
Geophysique-Veritas ADR	1.88%
Guess	1.79%

Statement of net assets
Delaware Growth Opportunities Fund	March 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 96.10%
Basic Industry/Capital Goods – 13.61%
*Allegheny Technologies	95,700	$6,829,152
†First Solar	33,600	7,766,304
*Flowserve	83,600	8,726,168
*Joy Global	133,700	8,711,892
*Manitowoc	262,900	10,726,320
†Mettler-Toledo International	82,800	8,041,536
*Oshkosh Truck	145,400	5,275,112
*†Quanta Services	361,300	8,371,321
*Roper Industries	182,200	10,829,968
		75,277,773
Business Services – 4.48%
Dun & Bradstreet	81,100	6,599,918
*Expeditors International Washington	204,100	9,221,238
*†Fiserv	185,900	8,939,931
		24,761,087
Consumer Non-Durables – 12.78%
*†Amazon.com	126,400	9,012,320
*†Dick's Sporting Goods	309,700	8,293,766
*†Dollar Tree	285,600	7,879,704
*Flowers Foods	419,800	10,390,050
*Guess	244,500	9,894,915
*†J. Crew Group	204,900	9,050,433
*†Ulta Salon Cosmetics & Fragrance	42,300	593,892
*†Urban Outfitters	495,900	15,546,465
		70,661,545
Consumer Services – 7.13%
†Chipotle Mexican Grill Class A	50,000	5,671,500
*Host Hotels & Resorts	254,570	4,052,754
*International Game Technology	233,900	9,405,119
Marriott International Class A	145,700	5,006,252
Starwood Hotels & Resorts Worldwide	132,400	6,851,700
*†Wynn Resorts	84,100	8,463,824
		39,451,149
Energy – 10.81%
†Cameron International	163,000	6,787,320
†Core Laboratories	79,000	9,424,700
*†Geophysique-Veritas ADR	209,500	10,372,345
*†Helix Energy Solutions Group	187,200	5,896,800

	Number of shares	Value
Common Stock (continued)
Energy (continued)
*Helmerich & Payne	180,500	$8,460,035
*†National Oilwell Varco	196,400	11,465,832
*Smith International	115,000	7,386,450
		59,793,482
Financials – 6.33%
*†Affiliated Managers Group	76,600	6,950,684
*†Interactive Brokers Group	260,300	6,681,901
*†IntercontinentalExchange	21,300	2,779,650
*Legg Mason	55,700	3,118,086
*People’s United Financial	401,300	6,946,503
*SLM	351,400	5,393,990
*T. Rowe Price Group	62,400	3,120,000
		34,990,814
Health Care – 15.37%
†Abraxis BioScience	115,599	6,829,589
*†Amylin Pharmaceuticals	170,700	4,986,147
*†APP Pharmaceuticals	606,600	7,327,728
†Barr Pharmaceuticals	195,700	9,454,267
†DaVita	124,300	5,936,568
†Express Scripts Class A	64,500	4,148,640
†Forest Laboratories	159,700	6,389,597
*†Inverness Medical Innovations	106,500	3,205,650
†Medco Health Solutions	226,200	9,905,298
*Omnicare	144,800	2,629,568
*†OSI Pharmaceuticals	135,900	5,081,301
*Quest Diagnostics	163,500	7,401,645
*†Regeneron Pharmaceuticals	336,100	6,449,759
*†ResMed	124,300	5,242,974
		84,988,731
Technology – 22.72%
*†Akamai Technologies	232,800	6,555,648
†American Tower Class A	201,400	7,896,894
*†ANSYS	326,000	11,253,520
*†Atheros Communications	340,900	7,104,356
†Citrix Systems	213,600	6,264,888
†F5 Networks	396,400	7,202,588
†MEMC Electronic Materials	88,800	6,295,920
*†Microsemi	585,800	13,356,240
*†Nuance Communications	545,500	9,497,155

Statement of net assets
Delaware Growth Opportunities Fund

	Number of shares	Value
Common Stock (continued)
Technology (continued)
*†Omniture	526,500	$12,220,065
†Polycom	256,100	5,772,494
*†salesforce.com	133,800	7,743,006
*Satyam Computer Services ADR	367,000	8,290,530
*†Syke Enterprises	488,600	8,594,474
*†VMware Class A	176,900	7,574,858
		125,622,636
Transportation – 1.44%
*Hunt (J.B.) Transport Services	253,800	7,976,934
		7,976,934
Utilities – 1.43%
Alliant Energy	225,100	7,880,751
		7,880,751
Total Common Stock (cost $497,276,875)		531,404,902

	Principal amount
Repurchase Agreement** – 3.51%
BNP Paribas 1.55%, dated 3/31/08, to be repurchased
on 4/1/08, repurchase price $19,428,836
(collateralized by U.S. Government obligations,
ranging in par value $1,101,000-$15,472,000,
4.125%-6.50%, 8/15/08-2/15/10; with total market
value $19,838,862)	$19,428,000	19,428,000
Total Repurchase Agreement (cost $19,428,000)		19,428,000

Total Value of Securities Before Securities
Lending Collateral – 99.61% (cost $516,704,875)		550,832,902

	Number of shares
Securities Lending Collateral*** – 25.41%
Investment Companies
Mellon GSL DBT II Collateral Fund	140,525,456	140,525,456
Total Securities Lending Collateral (cost $140,525,456)		140,525,456

Total Value of Securities – 125.02%
(cost $657,230,331)	$691,358,358 ©
Obligation to Return Securities
Lending Collateral*** – (25.41%)	(140,525,456)
Receivables and Other Assets
Net of Liabilities – 0.39%	2,134,689
Net Assets Applicable to 28,452,459
Shares Outstanding – 100.00%	$552,967,591

Net Asset Value – Delaware Growth Opportunities Fund
Class A ($530,228,765 / 27,158,488 Shares)	$ 19.52
Net Asset Value – Delaware Growth Opportunities Fund
Class B ($9,449,068 / 578,720 Shares)	$ 16.33
Net Asset Value – Delaware Growth Opportunities Fund
Class C ($7,274,612 / 431,987 Shares)	$ 16.84
Net Asset Value – Delaware Growth Opportunities Fund
Class R ($693,582 / 36,016 Shares)	$ 19.26
Net Asset Value – Delaware Growth Opportunities Fund
Institutional Class ($5,321,564 / 247,248 Shares)	$ 21.52

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$519,462,586
Accumulated net realized loss on investments	(623,022)
Net unrealized appreciation of investments	34,128,027
Total net assets	$552,967,591

      * Fully or partially on loan.
    ** See Note 1 in “Notes to financial statements.”
  *** See Note 8 in “Notes to financial statements.”
      ©Includes $135,829,179 of securities loaned.
       † Non-income producing security for the period ended March 31, 2008.

ADR – American Depositary Receipt

Statement of net assets
Delaware Growth Opportunities Fund

Net Asset Value and Offering Price per Share –
Delaware Growth Opportunities Fund
Net asset value Class A (A)	$19.52
Sales charge (5.75% of offering price) (B)	1.19
Offering price	$20.71

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Growth Opportunities Fund	Six Months Ended March 31, 2008 (Unaudited)

Investment Income:
Dividends	$1,976,466
Interest	438,274
Securities lending income	518,849	$2,933,589

Expenses:
Management fees	2,263,646
Dividend disbursing and transfer agent fees and expenses	1,048,882
Distribution expense – Class A	879,098
Distribution expense – Class B	60,391
Distribution expense – Class C	41,022
Distribution expense – Class R	2,242
Accounting and administration expenses	122,167
Reports and statements to shareholders	93,130
Legal fees	45,228
Registration fees	33,183
Audit and tax	25,108
Trustees’ fees	15,174
Insurance fees	7,071
Consulting fees	6,261
Custodian fees	5,658
Trustees’ expenes	2,400
Dues and services	2,038
Pricing fees	1,386
Taxes (other than taxes on income)	1,108	4,655,193
Less expenses absorbed or waived		(290,265)
Less waiver of distribution expenses – Class R		(374)
Less expense paid indirectly		(1,255)
Total operating expenses		4,363,299
Net Investment Loss		(1,429,710)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		12,842,685
Net change in unrealized appreciation/depreciation of investments		(123,949,037)
Net Realized and Unrealized Loss on Investments		(111,106,352)

Net Decrease in Net Assets Resulting from Operations		$(112,536,062)

See accompanying notes

Statements of changes in net assets
Delaware Growth Opportunities Fund

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,429,710)	$(4,426,892)
Net realized gain on investments	12,842,685	79,290,390
Net change in unrealized
appreciation/depreciation of investments	(123,949,037)	51,842,385
Net increase (decrease) in net assets resulting
from operations	(112,536,062)	126,705,883

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(66,694,975)	(37,018,584)
Class B	(1,672,234)	(1,280,513)
Class C	(1,054,777)	(622,686)
Class R	(85,477)	(247,103)
Institutional Class	(643,646)	(374,836)
	(70,151,109)	(39,543,722)

Capital Share Transactions:
Proceeds from shares sold:
Class A	58,901,315	113,232,824
Class B	336,531	950,790
Class C	1,025,682	1,353,344
Class R	65,545	279,999
Institutional Class	334,628	991,844

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	61,849,673	35,327,061
Class B	1,625,863	1,241,838
Class C	1,014,234	608,462
Class R	85,475	247,103
Institutional Class	641,474	374,127
	125,880,420	154,607,392

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(54,436,194)	$(125,364,943)
Class B	(2,474,732)	(7,023,884)
Class C	(955,747)	(2,349,161)
Class R	(14,566)	(3,394,818)
Institutional Class	(821,259)	(3,197,276)
	(58,702,498)	(141,330,082)
Increase in net assets derived from capital share transactions	67,177,922	13,277,310
Net Increase (Decrease) in Net Assets	(115,509,249)	100,439,471

Net Assets:
Beginning of period	668,476,840	568,037,369
End of period (there was no undistributed
net investment income at either period end)	$552,967,591	$668,476,840

See accompanying notes

Financial highlights
Delaware Growth Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$26.290	$22.870	$22.910	$18.870		$17.070		$13.300

(0.050)	(0.167)	(0.144)	(0.161)		(0.178)		(0.137)
(3.968)	5.191	1.129	4.201		1.978		3.907
(4.018)	5.024	0.985	4.040		1.800		3.770

(2.752)	(1.604)	(1.025)	—		—		—
(2.752)	(1.604)	(1.025)	—		—		—

$19.520	$26.290	$22.870	$22.910		$18.870		$17.070

(16.96% )	22.96%	4.20%	21.41%		10.49%		28.35%

$530,229	$638,106	$531,707	$531,604		$456,455		$413,160
1.41%	1.43%	1.43%	1.44%		1.48%		1.55%

1.50%	1.47%	1.43%	1.44%		1.48%		1.55%
(0.45% )	(0.69% )	(0.61% )	(0.76%	)	(0.93%	)	(0.91%	)

(0.54% )	(0.73% )	(0.61% )	(0.76%	)	(0.93%	)	(0.91%	)
100%	86%	80%	84%		106%		100%

Financial highlights
Delaware Growth Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$22.510	$19.940	$20.230	$16.770		$15.290		$12.000

(0.112)	(0.303)	(0.280)	(0.286)		(0.292)		(0.227)
(3.316)	4.477	1.015	3.746		1.772		3.517
(3.428)	4.174	0.735	3.460		1.480		3.290

(2.752)	(1.604)	(1.025)	—		—		—
(2.752)	(1.604)	(1.025)	—		—		—

$16.330	$22.510	$19.940	$20.230		$16.770		$15.290

(17.21% )	22.09%	3.45%	20.63%		9.68%		27.52%

$9,449	$13,877	$16,868	$22,132		$25,670		$28,539
2.11%	2.13%	2.13%	2.14%		2.18%		2.25%

2.20%	2.17%	2.13%	2.14%		2.18%		2.25%
(1.15% )	(1.39% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)

(1.24% )	(1.43% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)
100%	86%	80%	84%		106%		100%

Financial highlights
Delaware Growth Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$23.130	$20.440	$20.720	$17.180		$15.660		$12.280

(0.115)	(0.309)	(0.285)	(0.290)		(0.296)		(0.231)
(3.423)	4.603	1.030	3.830		1.816		3.611
(3.538)	4.294	0.745	3.540		1.520		3.380

(2.752)	(1.604)	(1.025)	—		—		—
(2.752)	(1.604)	(1.025)	—		—		—

$16.840	$23.130	$20.440	$20.720		$17.180		$15.660

(17.23% )	22.07%	3.47%	20.61%		9.64%		27.52%

$7,275	$8,787	$8,126	$8,598		$8,460		$8,471
2.11%	2.13%	2.13%	2.14%		2.18%		2.25%

2.20%	2.17%	2.13%	2.14%		2.18%		2.25%
(1.15% )	(1.39% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)

(1.24% )	(1.43% )	(1.31% )	(1.46%	)	(1.63%	)	(1.61%	)
100%	86%	80%	84%		106%		100%

Financial highlights
Delaware Growth Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

Six Months Ended	Year Ended						Period
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		6/2/03[2] to
(Unaudited)							9/30/03
$25.990	$22.680	$22.770	$18.800		$17.060		$16.080

(0.072)	(0.212)	(0.190)	(0.221)		(0.235)		(0.064)
(3.906)	5.126	1.125	4.191		1.975		1.044
(3.978)	4.914	0.935	3.970		1.740		0.980

(2.752)	(1.604)	(1.025)	—		—		—
(2.752)	(1.604)	(1.025)	—		—		—

$19.260	$25.990	$22.680	$22.770		$18.800		$17.060

(17.01% )	22.66%	4.01%	21.12%		10.20%		6.09%

$694	$780	$3,520	$3,069		$387		$—
1.61%	1.63%	1.63%	1.72%		1.78%		1.79%

1.80%	1.77%	1.73%	1.74%		1.78%		1.79%
(0.65% )	(0.89% )	(0.81% )	(1.04%	)	(1.23%	)	(1.22% )

(0.84% )	(1.03% )	(0.91% )	(1.06%	)	(1.23%	)	(1.22% )
100%	86%	80%	84%		106%		100% [5]
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Growth Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/08[1]	9/30/07	9/30/06	9/30/05		9/30/04		9/30/03
(Unaudited)
$28.650	$24.730	$24.620	$20.210		$18.240		$14.170

(0.016)	(0.094)	(0.074)	(0.097)		(0.120)		(0.092)
(4.362)	5.618	1.209	4.507		2.090		4.162
(4.378)	5.524	1.135	4.410		1.970		4.070

(2.752)	(1.604)	(1.025)	—		—		—
(2.752)	(1.604)	(1.025)	—		—		—

$21.520	$28.650	$24.730	$24.620		$20.210		$18.240

(16.81% )	23.28%	4.53%	21.82%		10.80%		28.72%

$5,321	$6,927	$7,816	$8,196		$7,700		$21,390
1.11%	1.13%	1.13%	1.14%		1.18%		1.25%

1.20%	1.17%	1.13%	1.14%		1.18%		1.25%
(0.15% )	(0.39% )	(0.31% )	(0.46%	)	(0.63%	)	(0.61%	)

(0.24% )	(0.43% )	(0.31% )	(0.46%	)	(0.63%	)	(0.61%	)
100%	86%	80%	84%		106%		100%

Notes to financial statements
Delaware Growth Opportunities Fund	March 31, 2008 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Growth Opportunities Fund, Delaware Global Real Estate Securities Fund, and Delaware Healthcare Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair

1. Significant Accounting Policies (continued)

value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

Notes to financial statements
Delaware Growth Opportunities Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $852 for the six months ended March 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 1.13% of average daily net assets of the Fund through January 31, 2009. In addition, DMC has agreed to voluntarily waive additional management fees so that the Fund’s annual operating expenses do not exceed 1.10% of the average daily net assets. This additional waiver and expense limitation may be discontinued at any time. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended March 31, 2008, the Fund was charged $15,270 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit 12b-1 fees through January 31, 2009 for Class R shares to no more than 0.50% of average daily net assets.

At March 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$266,950
Dividend disbursing, transfer agent and other expenses payable to DSC	177,144
Distribution fee payable to DDLP	149,075
Other expenses payable to DMC and affiliates*	21,684

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2008, the Fund was charged $ 22,376 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2008, DDLP earned $11,243 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2008, DDLP received gross CDSC commissions of $11, $4,841 and $138 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Notes to financial statements
Delaware Growth Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2008, the Fund made purchases of $297,833,347 and sales of $319,005,528 of investment securities other than short-term investments.

At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments was $659,434,715. At March 31, 2008, the net unrealized appreciation was $31,923,643, of which $82,550,882 related to unrealized appreciation of investments and $50,627,239 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/08*	9/30/07
Ordinary income	$6,817,613	$—
Long-term capital gain	63,333,496	39,543,722
	$70,151,109	$39,543,722

*Tax information for the period ended March 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$519,462,586
Realized gains 10/01/07 – 3/31/08	1,581,362
Unrealized appreciation of investments	31,923,643
Net assets	$552,967,591

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(1,142,330)
Accumulated net investment loss	1,429,710
Accumulated net realized gain	(287,380)

6. Capital Shares

Transactions in capital stock shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/08	9/30/07
Shares sold:
Class A	2,667,244	4,670,668
Class B	17,385	45,682
Class C	51,838	62,495
Class R	2,967	12,070
Institutional Class	14,174	37,027

Shares issued upon reinvestment of dividends and distributions:
Class A	2,660,261	1,534,625
Class B	83,420	62,656
Class C	50,459	29,870
Class R	3,724	10,843
Institutional Class	25,048	14,947
	5,576,520	6,480,883
Shares repurchased:
Class A	(2,442,107)	(5,176,566)
Class B	(138,485)	(338,068)
Class C	(50,178)	(110,048)
Class R	(696)	(148,109)
Institutional Class	(33,691)	(126,335)
	(2,665,157)	(5,899,126)
Net increase	2,911,363	581,757

Notes to financial statements
Delaware Growth Opportunities Fund

6. Capital Shares (continued)

For the six months ended March 31, 2008 and the year ended September 30, 2007, 68,793 Class B shares were converted to 57,603 Class A shares valued at $1,192,658 and 109,605 Class B shares were converted to 94,164 Class A shares valued at $2,292,655, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statement of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2008, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

8. Securities Lending (continued)

At March 31, 2008, the market value of securities on loan was $ 135,829,179, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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SA-016 [3/08] DG3 5/08 MF-08-04-351 PO 12944 (3085)

Semiannual report

Delaware Healthcare Fund

March 31, 2008

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	7

Statement of changes in net assets	8

Financial highlights	9

Notes to financial statements	10

About the organization	18

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period October 1, 2007 to March 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/07 to
	10/1/07**	3/31/08	Ratio	3/31/08*
Actual Fund Return
Class A	$1,000.00	$ 954.70	1.35%	$6.60
Institutional Class	1,000.00	954.70	1.35%	6.60
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.35%	$6.81
Institutional Class	1,000.00	1,018.25	1.35%	6.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Commencement of operations.

2

Sector allocation and top 10 holdings
Delaware Healthcare Fund	As of March 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Common Stock◊	102.71%
Biotechnology	23.08%
Blue Chip Medical Products	46.11%
Healthcare Services	11.99%
Small/Mid-Cap Medical Products	21.53%
Total Value of Securities	102.71%
Liabilities Net of Receivables and Other Assets	(2.71%)
Total Net Assets	100.00%

◊	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Amgen	5.50%
OSI Pharmaceuticals	4.92%
WellPoint	4.90%
Chugai Pharmaceutical	4.61%
Johnson & Johnson	4.00%
Pfizer	3.88%
Abraxis BioScience	3.65%
Abbott Laboratories	3.40%
Sepracor	2.81%
Barr Pharmaceuticals	2.78%

3

Statement of net assets
Delaware Healthcare Fund	March 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 102.71%◊
Biotechnology – 23.08%
†Abraxis BioScience	1,500	$ 88,620
†Amylin Pharmaceuticals	1,600	46,736
†BioMS Medical	2,000	7,267
†Cougar Biotechnology	400	8,400
†Crucell N.V. ADR	1,700	26,197
†Genmab	140	7,111
†Human Genome Sciences	1,900	11,191
†Isis Pharmaceuticals	900	12,699
†Medarex	3,100	27,435
†Memory Pharmaceuticals	4,700	2,350
†Omrix Biopharmaceuticals	1,850	25,900
†OSI Pharmaceuticals	3,200	119,649
†PDL BioPharma	2,500	26,475
†Progenics Pharmaceuticals	1,500	9,795
†Regeneron Pharmaceuticals	1,100	21,109
†Savient Pharmaceuticals	200	4,000
†Sucampo Pharmaceuticals Class A	1,250	10,000
†Synta Pharmaceuticals	900	7,281
†Theravance	700	7,371
†Trimeris	2,000	13,040
†Trubion Pharmaceuticals	1,600	15,104
†United Therapeutics	400	34,680
†Vanda Pharmaceuticals	3,600	13,932
†ZymoGenetics	1,500	14,700
		561,042
Blue Chip Medical Products – 46.11%
Abbott Laboratories	1,500	82,725
Allergan	300	16,917
†Amgen	3,200	133,695
AstraZeneca	798	29,837
Bristol-Myers Squibb	1,100	23,430
Chugai Pharmaceutical	9,922	112,124
†Genentech	800	64,944
GlaxoSmithKline ADR	1,100	46,673
Johnson & Johnson	1,500	97,305
Lilly (Eli)	1,100	56,749
Medtronic	1,200	58,044
Novartis ADR	700	35,861
Novo-Nordisk ADR	600	41,544

4

	Number of shares	Value
Common Stock (continued)
Blue Chip Medical Products (continued)
Pfizer	4,500	$ 94,185
Roche Holding	221	41,584
Sanofi-Aventis	754	56,551
Smith & Nephew	4,922	65,105
†St. Jude Medical	600	25,914
Wyeth	900	37,584
		1,120,771
Healthcare Services – 11.99%
Brookdale Senior Living	700	16,730
†DaVita	300	14,328
†Dialysis Corp. of America	2,100	15,309
†Humana	600	26,916
Omnicare	480	8,717
Quest Diagnostics	1,200	54,324
†Sunrise Senior Living	300	6,684
UnitedHealth Group	850	29,206
†WellPoint	2,700	119,151
		291,365
Small/Mid-Cap Medical Products – 21.53%
†APP Pharmaceuticals	2,000	24,160
†Applera — Celera Group	1,400	20,580
†Barr Pharmaceuticals	1,400	67,634
Bayer	378	30,307
†Bio-Rad Laboratories Class A	200	17,790
†ICU Medical	500	14,385
†Inverness Medical Innovations	900	27,090
Koninklijke	890	42,913
†Martek Biosciences	1,100	33,627
†Noven Pharmaceuticals	1,800	16,164
†Osteotech	2,500	11,875
†Par Pharmaceutical	500	8,695
†ResMed	500	21,090
†Sepracor	3,500	68,320
†Sorin	300	488
†Timberland Class A	500	6,865
Vital Signs	800	40,520
West Pharmaceutical Services	1,000	44,230
†Wright Medical Group	1,100	26,554
		523,287
Total Common Stock (cost $2,646,109)		2,496,465

5

Statement of net assets
Delaware Healthcare Fund

Value

Total Value of Securities – 102.71%
(cost $2,646,109)	$2,496,465
Liabilities Net of Receivables and Other Assets – (2.71%)	(65,954)
Net Assets Applicable to 309,884 Shares Outstanding – 100.00%	$2,430,511

Net Asset Value – Delaware Healthcare Fund
Class A ($520,246 / 66,332 Shares)	$7.84

Net Asset Value – Delaware Healthcare Fund
Institutional Class ($1,910,265 / 243,552 Shares)	$7.84

Components of Net Assets at March 31, 2008:
Shares of beneficial interest
(unlimited authorization — no par)	$2,582,822
Accumulated net investments loss	(557)
Accumulated net realized loss on investments	(2,159)
Net unrealized depreciation of investments and foreign currencies	(149,595)
Total net assets	$2,430,511

† Non-income producing security for the period ended March 31, 2008.
◊ Narrow industries are utilized for compliance purposes for diversification whereas broad reporting.

ADR – American Depositary Receipts

Net Asset Value and Offering Price Per Share —
Delaware Healthcare Fund
Net asset value Class A (A)	$7.84
Sales charge (5.75% of offering price) (B)	0.48
Offering price	$8.32

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $1,000,000 or more.

See accompanying notes

6

Statement of operations

Delaware Healthcare Fund	October 1, 2007* to March 31, 2008 (Unaudited)

Investment Income:
Dividends	$ 13,259
Interest	1,093
Foreign tax withheld	(355)
13,997

Expenses:
Management fees	8,729
Legal fees	16,501
Audit and tax	5,525
Pricing fees	1,785
Reports and statements to shareholders	1,773
Registration fees	873
Custodian fees	750
Accounting and administration expenses	411
Dividend disbursing and transfer agent fees and expenses	86
Trustees’ fees	49
Insurance fees	45
Consulting fees	8
Trustees’ expenses	5
36,540
Less expenses absorbed or waived	(22,710)
Total operating expenses	13,830

Net Investment Income	167

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	69,229
Foreign currencies	(1,162)
Net realized gain	68,067
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(149,595)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(81,528)
Net Decrease in Net Assets Resulting from Operations	$ (81,361)

*Commencement of operations.

See accompanying notes

7

Statement of changes in net assets
Delaware Healthcare Fund

10/1/07*
to
3/31/08
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$167
Net realized gain on investments and foreign currencies	68,067
Net change in unrealized appreciaton/depreciation of investments
and foreign currencies	(149,595)
Net decrease in net assets resulting from operations	(81,361)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(125)
Institutional Class	(70,825)
(70,950)

Capital Share Transactions:
Proceeds from shares sold:
Class A	511,834
Institutional Class	2,000,039

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	125
Institutional Class	70,824
2,582,822
Increase in net assets derived from capital share transactions	2,582,822
Net Increase in Net Assets	2,430,511

Net Assets:
Beginning of period	—
End of period
(including accumulated net investment loss of $557)	$2,430,511

*Commencement of operations.

See accompanying notes

8

Financial highlights
Delaware Healthcare Fund

Selected data for each share of the Fund outstanding throughout the period were as follows:

		Institutional
	Class A	Class
	10/1/07[1]	10/1/07[1]
	to	to
	3/31/08	3/31/08
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$8.500	$8.500

Income (loss) from investment operations:
Net investment income[2]	0.001	0.001
Net realized and unrealized loss on investments
and foreign currencies	(0.360)	(0.360)
Total from investment operations	(0.359)	(0.359)

Less dividends and distributions from:
Net realized gain on investments	(0.301)	(0.301)
Total dividends and distributions	(0.301)	(0.301)

Net asset value, end of period	$7.840	$7.840

Total return[3]	(4.53% )	(4.53% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$520	$1,911
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to
fees waived	3.56%	3.56%
Ratio of net investment income to average net assets	0.02%	0.02%
Ratio of net investment loss to average net assets prior to
fees waived	(2.19% )	(2.19% )
Portfolio turnover	129%	129%

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver by the manager and a voluntary waiver by the distributor, as applicable. Performance would have been lower had the voluntary waivers not been in effect.

See accompanying notes

9

Notes to financial statements
Delaware Healthcare Fund	March 31, 2008 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Growth Opportunities Fund and Delaware Healthcare Fund. These financial statements and related notes pertain to the Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Fund is available only to certain residents of certain states. As of March 31, 2008, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for

10

measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

11

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended March 31, 2008.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 1.35% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

12

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2008, the Fund was charged $51 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has elected voluntarily to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At March 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent fees
and other expenses payable to DSC	$1,944
Other expenses payable to DMC and affiliates*	39,667
Receivable from DMC under expense limitation agreement	13,980

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2008, the Fund was charged $77 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

13

Notes to financial statements

Delaware Healthcare Fund

3. Investments

For the six months ended March 31, 2008, the Fund made purchases of $3,733,394 and sales of $1,156,514 of investment securities other than short-term investments.

At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At March 31, 2008, the cost of investments was $2,653,485. At March 31, 2008, the net unrealized depreciation was $157,020 of which $71,342 related to unrealized appreciation of investments and $228,362 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2008 was as follows:

Six Months Ended
3/31/08*
Ordinary income	$70,950

*Tax information for the six months ended March 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of March 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,582,822
Undistributed ordinary income	5,217
Post-October currency losses	(557)
Unrealized depreciation of investments
and foreign currencies	(156,971)
Net assets	$2,430,511

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2007 through March 31, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net

14

operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$(724)
Accumulated net realized gain (loss)	724

6. Capital Shares

Transactions in capital shares were as follows:

10/1/07*
to
3/31/08
Shares sold:
Class A	66,318
Institutional Class	235,297

Shares issued upon reinvestment of dividends and distributions:
Class A	14
Institutional Class	8,255
309,884
Net increase	309,884

*Commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

15

Notes to financial statements

Delaware Healthcare Fund

8. Foreign Currency Exchange Contracts (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No foreign currency exchange contracts were outstanding at March 31, 2008.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to some of the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

16

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

About the organization

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Healthcare Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

18

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

19

SA-573 [3/08] POD 5/08     MF-08-04-350     PO 12941     (3100)

Semiannual report

Delaware Global Real Estate Securities Fund

March 31, 2008

International equity mutual fund

Disclosure of Fund expenses	1

Country and sector allocations	3

Statement of net assets	4

Statement of operations	9

Statement of changes in net assets	10

Financial highlights	11

Notes to financial statements	12

About the organization	20

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period October 1, 2007 to March 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Global Real Estate Securities Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/07 to
	10/1/07**	3/31/08	Ratio	3/31/08*
Actual Fund Return
Class A	$1,000.00	$835.00	1.15%	$5.28
Institutional Class	1,000.00	836.20	1.15%	5.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Institutional Class	1,000.00	1,019.25	1.15%	5.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Commencement of operations.

2

Country and sector allocations
Delaware Global Real Estate Securities Fund	As of March 31, 2008

Country and sector designations may be different than the country and sector designations presented in other Fund materials.

Country	Percentage of Net Assets
Common Stock	90.74%
Australia	9.88%
Austria	0.94%
Brazil	2.10%
Canada	2.22%
Finland	1.11%
France	5.32%
Germany	0.74%
Greece	0.42%
Hong Kong	11.06%
Italy	0.94%
Japan	10.92%
Malaysia	1.63%
Norway	0.45%
Russia	0.67%
Singapore	1.75%
Sweden	0.93%
United Kingdom	9.91%
United States	29.75%
Repurchase Agreements	9.53%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

Sector	Percentage of Net Assets
Apartment REITs	3.60%
Diversified REITs	23.10%
Health Care REITs	3.40%
Hotel REITs	1.98%
Office REITs	6.43%
Real Estate Management and Service Companies	10.61%
Real Estate Operating Companies	21.30%
Regional Malls REITS	5.57%
Self-Storage REITs	1.24%
Shopping Center REITs	10.71%
Warehouse / Industrial REITs	2.80%
Total	90.74%

3

Statement of net assets
Delaware Global Real Estate Securities Fund	March 31, 2008 (Unaudited)
	Number of shares	Value (U.S. $)
Common Stock– 90.74%Δ
Australia – 9.88%
Dexus Property Group	19,956	$30,732
Goodman Group	9,207	36,268
GPT Group	11,642	34,581
Stockland	7,047	45,020
Valad Property Group	21,094	18,700
Westfield Group	5,067	82,431
		247,732
Austria – 0.94%
†Conwert Immobilien Invest	1,405	23,616
		23,616
Brazil – 2.10%
†BR Malls Participacoes	2,607	23,154
Iguatemi Empresa de Shopping Centers	1,997	29,559
		52,713
Canada – 2.22%
Boardwalk Real Investment Trust	340	12,586
RioCan Real Estate Investment Trust	2,139	43,135
		55,721
Finland – 1.11%
Citycon	3,421	20,950
Sponda	523	6,826
		27,776
France – 5.32%
Fonciere Des Regions	221	32,526
Unibail-Rodamco	392	100,853
		133,379
Germany – 0.74%
IVG Immobilien	661	18,622
		18,622
Greece – 0.42%
Babis Vovos International Construction	345	10,618
		10,618
Hong Kong – 11.06%
Hang Lung Group	6,000	28,328
Henderson Land Development	7,000	49,731
Hysan Development	4,200	11,763

4

	Number of shares	Value (U.S. $)
Common Stock (continued)
Hong Kong (continued)
Link REIT	9,516	$21,101
New World China Land	24,100	15,295
New World Development	24,000	58,151
Shimao Property Holdings	17,070	30,614
Sun Hung Kai Properties	4,000	62,387
		277,370
Italy – 0.94%
Beni Stabili	18,728	23,484
		23,484
Japan – 10.92%
Aeon Mall	634	17,578
Japan Prime Realty Investment	6	19,793
Kenedix Realty Investment	3	18,139
Mitsubishi Estate	4,000	97,061
Mitsui Fudosan	3,000	59,531
NTT Urban Development	15	21,508
Sumitomo Realty & Development	1,000	17,618
Tokyu REIT	3	22,561
		273,789
Malaysia – 1.63%
Bandar Raya Developments	15,900	10,042
KLCC Property Holdings	12,608	11,510
Sunway City	19,849	19,362
		40,914
Norway – 0.45%
Norwegian Property	1,297	11,206
		11,206
Russia – 0.67%
†Open Investments Class S	76	16,796
		16,796
Singapore – 1.75%
CapitaLand	3,000	13,842
CapitaMall Trust	12,000	30,082
		43,924
Sweden – 0.93%
Castellum	1,900	23,176
		23,176

5

Statement of net assets

Delaware Global Real Estate Securities Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United Kingdom – 9.91%
British Land	3,637	$66,225
Derwent London	1,111	33,426
Hammerson	2,809	61,935
Land Securities Group	2,151	64,332
Unite Group	3,448	22,462
		248,380
United States – 29.75%
Alexandria Real Estate Equities	350	32,452
AMB Property	335	18,231
AvalonBay Communities	150	14,478
Boston Properties	350	32,225
Brandywine Realty Trust	650	11,024
BRE Properties	350	15,946
Brookdale Senior Living	250	5,975
Brookfield Properties	2,341	45,154
Digital Realty Trust	480	17,040
Entertainment Properties Trust	150	7,400
Equity Residential	450	18,671
Essex Property Trust	100	11,398
Federal Realty Investment Trust	200	15,590
General Growth Properties	700	26,719
HCP	550	18,596
Health Care REIT	450	20,309
Highwoods Properties	100	3,107
Host Hotels & Resorts	1,550	24,676
Kimco Realty	1,150	45,045
Kite Realty Group Trust	700	9,800
Liberty Property Trust	350	10,889
Macerich	350	24,595
Marriott International Class A	200	6,872
ProLogis	885	52,090
Public Storage	350	31,017
Ramco-Gershenson Properties	250	5,278
Regency Centers	250	16,190
Simon Property Group	950	88,264
SL Green Realty	80	6,518
Starwood Hotels & Resorts Worldwide	350	18,113
UDR	700	17,164

6

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
Ventas	900	$ 40,418
Vornado Realty Trust	400	34,484
		745,728
Common Stock (cost $2,604,864)		2,274,944
	Principal amount
Repurchase Agreements* – 9.53%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $239,010
(collateralized by U.S. Government obligations,
ranging in par value $14,000-$190,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $244,054)	$239,000	239,000
Total Repurchase Agreement (cost $239,000)		239,000
Total Value of Securities – 100.27%
(cost $2,843,864)		2,513,944
Liabilities Net of Receivables and
Other Assets – (0.27%)		(6,819)
Net Assets Applicable to 358,388
Shares Outstanding – 100.00%		$2,507,125

Net Asset Value – Delaware Global Real Estate Securities Fund
Class A ($21.32 / 3.049 Shares)		$6.99
Net Asset Value – Delaware Global Real Estate Securities Fund
Institutional Class ($2,507,104 / 358,385 Shares)		$7.00

7

Statement of net assets
Delaware Global Real Estate Securities Fund

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization - no par)	$3,023,909
Distributions in excess of net investment income	(4,149)
Accumulated net realized loss on investments	(183,010)
Net unrealized depreciation of investments and foreign currencies	(329,625)
Total net assets	$2,507,125

ΔSecurities have been classified by country of origin.
†Non-producing security for the period ended March 31, 2008.
*See Note 1 in “Notes to financial statement.”
REIT – Real Estate Investment Trust

Net Asset Value and Offering Price per Share –
Delaware Global Real Estate Securities Fund
Net asset value Class A (A)	$6.99
Sales charge (5.75% of offering price) (B)	0.43
Offering price	$7.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $1,000,000 or more.

See accompanying notes

8

Statement of operations
Delaware Global Real Estate Securities Fund
October 1, 2007* to March 31, 2008 (Unaudited)

Investment Income:
Dividends	$ 40,989
Interest	4,533
Foreign tax withheld	(2,936)
42,586

Expenses:
Management fees	13,183
Legal fees	17,739
Audit and tax	5,526
Pricing fees	3,905
Custodian fees	3,267
Reports and statements to shareholders	2,027
Registration fees	978
Accounting and administration expenses	532
Trustees’ fees	67
Dividend disbursing and transfer agent fees and expenses	59
Insurance fees	59
Consulting fees	10
Trustees’ expenses	7
47,359
Less expenses absorbed or waived	(32,016)
Total operating expenses	15,343
Net Investment Income	27,243
Net Realized and Unrealized Loss on Investments and
Foreign Currencies:
Net realized loss on:
Investments	(183,010)
Foreign currencies	(7,602)
Net realized loss	(190,612)
Net change in unrealized appreciation/depreciation of investments and
foreign currencies	(329,625)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(520,237)
Net Decrease in Net Assets Resulting from Operations	$(492,994)

*Commencement of operations.

See accompanying notes

9

Statement of changes in net assets
Delaware Global Real Estate Securities Fund

10/1/07*
to
3/31/08
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 27,243
Net realized loss on investments and foreign currencies	(190,612)
Net change in unrealized appreciaton/depreciation of
investments and foreign currencies	(329,625)
Net decrease in net assets resulting from operations	(492,994)

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(41,294)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,503
Institutional Class	3,000,026

Net asset value of shares issued upon reinvestment of dividends and distributions:
Institutional Class	41,294
3,042,823
Cost of shares repurchased:
Class A	(1,410)
Increase in net assets derived from capital share transactions	3,041,413
Net Increase in Net Assets	2,507,125

Net Assets:
Beginning of period	—
End of period
(including distributions in excess of net investment income of $4,149)	$2,507,125

*Commencement of operations.

See accompanying notes

10

Financial highlights
Delaware Global Real Estate Securities Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

		Institutional
	Class A	Class
	10/1/07[1]	10/1/07[1]
	to	to
	3/31/08	3/31/08
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$8.500	$8.500

Income (loss) from investment operations:
Net investment loss[2]	0.077	0.077
Net realized and unrealized loss on investments
and foreign currencies	(1.470)	(1.460)
Total from investment operations	(1.393)	(1.383)

Less dividends and distributions from:
Net investment income	(0.117)	(0.117)
Total dividends and distributions	(0.117)	(0.117)

Net asset value, end of period	$6.990	$7.000

Total return[3]	(16.50% )	(16.38% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ —	$2,507
Ratio of expenses to average net assets	1.15%	1.15%
Ratio of expenses to average net assets prior to
fees waived and expense paid indirectly	3.56%	3.56%
Ratio of net investment income to average net assets	2.05%	2.05%
Ratio of net investment loss to average net assets prior to
fees waived and expense paid indirectly	(0.36% )	(0.36% )
Portfolio turnover	92%	92%

1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver by the manager and a voluntary waiver by the distributor, as applicable. Performance would have been lower had the voluntary waivers not been in effect.

See accompanying notes

11

Notes to financial statements
Delaware Global Real Estate Securities Fund	March 31, 2008 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Growth Opportunities Fund and Delaware Healthcare Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Securities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a maximum contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Fund is available only to certain residents of certain states. As of March 31, 2008, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair

12

value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees

13

Notes to financial statements
Delaware Global Real Estate Securities Fund

1. Significant Accounting Policies (continued)

and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended March 31, 2008.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the average daily net assets from $100 million to $250 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 1.15% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

14

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2008, the Fund was charged $67 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has elected voluntarily to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At March 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent fees
and other expenses payable to DSC	$1,904
Other expenses payable to DMC and affiliates*	38,367
Receivable from DMC under expense limitation agreement	18,833

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2008, the Fund was charged $99 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2008, the Fund made purchases of $3,776,846 and sales of $988,972 of investment securities other than short-term investments.

At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At March 31, 2008, the cost of investments was $2,891,948. At March 31, 2008, the net unrealized depreciation was $378,004 of which $16,481 related to unrealized appreciation of investments and $394,485 related to unrealized depreciation of investments.

15

Notes to financial statements
Delaware Global Real Estate Securities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2008 was as follows:

Six Months Ended
3/31/08*
Ordinary income	$41,294
*Tax information for the six months ended March 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of March 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,023,909
Realized losses 10/1/07 – 3/31/08	(3,447)
Post-October capital losses	(131,479)
Post-October currency losses	(4,149)
Unrealized depreciation of investments
and foreign currencies	(377,709)
Net assets	$2,507,125

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of loss on wash sales and estimates of tax character of distributions from REITs.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2007 through March 31, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividend reclasses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid in Capital	$(17,504)
Undistributed net investment income	9,902
Accumulated net realized gain (loss)	7,602

16

6. Capital Shares

Transactions in capital shares were as follows:

10/1/07* to 3/31/08
Shares sold:
Class A	212
Institutional Class	352,944

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	5,441
358,597

Shares repurchased:
Class A	(209)
Net increase	358,388

*Commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

17

Notes to financial statements
Delaware Global Real Estate Securities Fund

No foreign currency exchange contracts were outstanding at March 31, 2008.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At March 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

18

About the organization

This semiannual report is for the information of Delaware Global Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Global Real Estate Securities Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

20

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L. P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

21

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SA-569 [3/08] POD 5/08 MF-08-04-351 PO 12942 (3104)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP EQUITY FUNDS IV

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2008